UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Caip Partners, LLC
Address:  137 Rowayton Avenue, Suite 200
          Rowayton, Connecticut 06853


13F File Number: 028-13400

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Walter G. Schendel III
Title: Managing Member
Phone: (203) 523-0349


Signature, Place and Date of Signing:

/s/ Walter G. Schendel III.    Rowayton, Connecticut         February 16, 2010
--------------------------     -----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total:  $193,402
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number           Name
---     --------------------           ----

(1)      028-13401                     Caip Global Partners, Ltd.

                                                      13F INFORMATION TABLE

COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6        COLUMN 7       COLUMN 8

                              TITLE                      VALUE    SHRS OR   SH/ PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000) PRN AMT   PRN CALL   DISCRETION      MANAGERS  SOLE   SHARED  NONE
--------------                --------        -----      -------- -------   --- ----   ----------      --------  ----   ------  ----
AGNICO EAGLE MINES LTD        COM             008474108  2,493       46,171 SH         SOLE            NONE      46,171
AGNICO EAGLE MINES LTD        COM             008474108  2,804       51,929 SH         SHARED-DEFINED  (1)       51,929
AIRTRAN HLDGS INC             COM             00949P108  3,342      640,322 SH         SOLE            NONE     640,322
AIRTRAN HLDGS INC             COM             00949P108  3,756      719,618 SH         SHARED-DEFINED  (1)      719,618
ALCOA INC                     COM             013817101  1,370       84,969 SH         SOLE            NONE      84,969
ALCOA INC                     COM             013817101  1,543       95,731 SH         SHARED-DEFINED  (1)       95,731
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH  03938L104  5,385      117,700     PUT    SOLE            NONE     117,700
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH  03938L104  6,053      132,300     PUT    SHARED-DEFINED  (1)      132,300
ASSURED GUARANTY LTD          COM             G0585R106  3,494      160,570 SH         SOLE            NONE     160,570
ASSURED GUARANTY LTD          COM             G0585R106  3,928      180,535 SH         SHARED-DEFINED  (1)      180,535
AT&T INC                      COM             00206R102    944       33,676 SH         SOLE            NONE      33,676
AT&T INC                      COM             00206R102  1,060       37,824 SH         SHARED-DEFINED  (1)       37,824
CAMECO CORP                   COM             13321L108  3,149       97,878 SH         SOLE            NONE      97,878
CAMECO CORP                   COM             13321L108  3,546      110,222 SH         SHARED-DEFINED  (1)      110,222
CLIFFS NATURAL RESOURCES INC  COM             18683K101  1,516       32,900     PUT    SOLE            NONE      32,900
CLIFFS NATURAL RESOURCES INC  COM             18683K101  1,710       37,100     PUT    SHARED-DEFINED  (1)       37,100
DELTA AIR LINES INC DEL       COM NEW         247361702  1,390      122,162 SH         SOLE            NONE     122,162
DELTA AIR LINES INC DEL       COM NEW         247361702  1,561      137,207 SH         SHARED-DEFINED  (1)      137,207
E TRADE FINANCIAL CORP        COM             269246104  2,686    1,526,192 SH         SOLE            NONE   1,526,192
E TRADE FINANCIAL CORP        COM             269246104  3,017    1,714,139 SH         SHARED-DEFINED  (1)    1,714,139
EBAY INC                      COM             278642103  4,728      200,919 SH         SOLE            NONE     200,919
EBAY INC                      COM             278642103  5,315      225,881 SH         SHARED-DEFINED  (1)      225,881
EBAY INC                      COM             278642103    664       28,200     CALL   SOLE            NONE      28,200
EBAY INC                      COM             278642103    748       31,800     CALL   SHARED-DEFINED  (1)       31,800
EXCO RESOURCES INC            COM             269279402  1,094       51,523 SH         SOLE            NONE      51,523
EXCO RESOURCES INC            COM             269279402  1,231       57,977 SH         SHARED-DEFINED  (1)       57,977
HOVNANIAN ENTERPRISES INC     CL A            442487203  1,129      293,949 SH         SOLE            NONE     293,949
HOVNANIAN ENTERPRISES INC     CL A            442487203  1,268      330,151 SH         SHARED-DEFINED  (1)      330,151
INTL PAPER CO                 COM             460146103  1,170       43,690 SH         SOLE            NONE      43,690
INTL PAPER CO                 COM             460146103  1,339       50,010 SH         SHARED-DEFINED  (1)       50,010
JOY GLOBAL INC                COM             481165108  2,321       45,000     PUT    SOLE            NONE      45,000
KAPSTONE PAPER & PACKAGING C  COM             48562P103  2,377      241,846 SH         SOLE            NONE     241,846
KAPSTONE PAPER & PACKAGING C  COM             48562P103  2,674      272,039 SH         SHARED-DEFINED  (1)      272,039
MILLICOM INTL CELLULAR S A    SHS NEW         L6388F110  3,746       50,779 SH         SOLE            NONE      50,779
MILLICOM INTL CELLULAR S A    SHS NEW         L6388F110  4,214       57,121 SH         SHARED-DEFINED  (1)       57,121
MONSTER WORLDWIDE INC         COM             611742107  2,779      159,688 SH         SOLE            NONE     159,688
MONSTER WORLDWIDE INC         COM             611742107  3,125      179,579 SH         SHARED-DEFINED  (1)      179,579
NEW ORIENTAL ED & TECH GRP I  SPON ADR        647581107  2,844       37,615 SH         SOLE            NONE      37,615
NEW ORIENTAL ED & TECH GRP I  SPON ADR        647581107  3,197       42,285 SH         SHARED-DEFINED  (1)       42,285
PACKAGING CORP AMER           COM             695156109  1,625       70,600     CALL   SOLE            NONE      70,600
PACKAGING CORP AMER           COM             695156109  1,827       79,400     CALL   SHARED-DEFINED  (1)       79,400
PETROHAWK ENERGY CORP         COM             716495106  2,598      108,307 SH         SOLE            NONE     108,307
PETROHAWK ENERGY CORP         COM             716495106  2,922      121,793 SH         SHARED-DEFINED  (1)      121,793
PULTE HOMES INC               COM             745867101  1,048      104,800 SH         SOLE            NONE     104,800
PULTE HOMES INC               COM             745867101  1,177      117,700 SH         SHARED-DEFINED  (1)      117,700
QWEST COMMUNICATIONS INTL IN  COM             749121109    941      223,489 SH         SOLE            NONE     223,489
QWEST COMMUNICATIONS INTL IN  COM             749121109  1,057      251,011 SH         SHARED-DEFINED  (1)      251,011
REGIONS FINANCIAL CORP NEW    COM             7591EP100  3,425      647,487 SH         SOLE            NONE     647,487
REGIONS FINANCIAL CORP NEW    COM             7591EP100  3,851      727,913 SH         SHARED-DEFINED  (1)      727,913
ROGERS COMMUNICATIONS INC     CL B            775109200  5,216      168,050 SH         SOLE            NONE     168,050
ROGERS COMMUNICATIONS INC     CL B            775109200  5,858      188,750 SH         SHARED-DEFINED  (1)      188,750
SANDRIDGE ENERGY INC          COM             80007P307  6,335      671,802 SH         SOLE            NONE     671,802
SANDRIDGE ENERGY INC          COM             80007P307  7,122      755,198 SH         SHARED-DEFINED  (1)      755,198
SELECT SECTOR SPDR TR         SBI INT-UTILS   81369Y886  1,813       58,451 SH         SOLE            NONE      58,451
SELECT SECTOR SPDR TR         SBI INT-UTILS   81369Y886  2,036       65,649 SH         SHARED-DEFINED  (1)       65,649
SPDR GOLD TRUST               GOLD SHS        78463V107  3,440       32,054 SH         SOLE            NONE      32,054
SPDR GOLD TRUST               GOLD SHS        78463V107  3,911       36,446 SH         SHARED-DEFINED  (1)       36,446
SPDR TR                       UNIT SER 1      78462F103  2,619       23,500     PUT    SOLE            NONE      23,500
SPDR TR                       UNIT SER 1      78462F103  2,953       26,500     PUT    SHARED-DEFINED  (1)       26,500
STANDARD PAC CORP NEW         COM             85375C101    962      257,212 SH         SOLE            NONE     257,212
STANDARD PAC CORP NEW         COM             85375C101  1,080      288,888 SH         SHARED-DEFINED  (1)      288,888
TEMPLE INLAND INC             COM             879868107    945       44,774 SH         SOLE            NONE      44,774
TEMPLE INLAND INC             COM             879868107  1,064       50,426 SH         SHARED-DEFINED  (1)       50,426
UNITED STATES STL CORP NEW    COM             912909108  3,109       56,400     PUT    SOLE            NONE      56,400
UNITED STATES STL CORP NEW    COM             912909108  3,506       63,600     PUT    SHARED-DEFINED  (1)       63,600
VERIZON COMMUNICATIONS INC    COM             92343V104    925       27,931 SH         SOLE            NONE      27,931
VERIZON COMMUNICATIONS INC    COM             92343V104  1,039       31,369 SH         SHARED-DEFINED  (1)       31,369
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209  2,788      120,762 SH         SOLE            NONE     120,762
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209  3,132      135,638 SH         SHARED-DEFINED  (1)      135,638
WALTER ENERGY INC             COM             93317Q105  1,130       15,000     PUT    SOLE            NONE      15,000
WINDSTREAM CORP               COM             97381W104  1,376      125,239 SH         SOLE            NONE     125,239
WINDSTREAM CORP               COM             97381W104  1,546      140,661 SH         SHARED-DEFINED  (1)      140,661
YAHOO INC                     COM             984332106  3,914      233,279 SH         SOLE            NONE     233,279
YAHOO INC                     COM             984332106  4,402      262,321 SH         SHARED-DEFINED  (1)      262,321




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